UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692
Name of Registrant: Legg Mason Investors Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year-end: March 31, 2007
Date of reporting period: September 30, 2006
Item 1. Report to Shareholders.

Item 1. Report to Shareholders.
Semi-Annual Report to Shareholders

Legg Mason Investors Trust, Inc. September 30, 2006

Semi-Annual Report to Shareholders  1

To Our Shareholders

We are pleased to provide you with Legg Mason Investors Trust’s semi-annual report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust, for the six months ended September 30, 2006.

Total returns during various periods ended September 30, 2006 are:

Total ReturnA
	3 Months	1 Year

American Leading Companies Trust
Primary Class	+3.96%	+5.50%
Institutional Class	+4.22%	+6.57%
S&P 500 Stock Composite IndexB	+5.67%	+10.79%
Lipper Large-Cap Value Funds IndexC	+5.81%	+12.59%

Balanced Trust
Primary Class	+2.68%	+4.43%
Financial Intermediary Class	+2.72%	+4.87%
Institutional Class	+2.82%	+4.96%
Lehman Intermediate Government/Credit Bond IndexD	+3.20%	+3.55%
Lipper Balanced Fund IndexE	+3.88%	+8.02%

Financial Services Fund
Primary Class	+5.34%	+12.43%
Financial Intermediary Class	+5.54%	+13.31%
Lipper Financial Services Fund IndexF	+5.32%	+15.61%

U.S. Small-Capitalization Value Trust
Primary Class	+1.31%	+5.17%
Institutional Class	+1.65%	+6.33%
Russell 2000 IndexG	+0.44%	+9.92%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

2  Semi-Annual Report to Shareholders

Information about each of the Fund’s performance over longer periods of time is shown in the respective Performance Information sections within this report. For more information about the Fund share classes included in the report, please contact your financial advisor.

The Board of Directors approved the following ordinary income dividends: $0.019 per share of Balanced Trust’s Primary Class, $0.033 per share of Balanced Trust’s Financial Intermediary Class and $0.043 per share of Balanced Trust’s Institutional Class, payable on August 18, 2006, to shareholders of record on August 16, 2006.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

October 23, 2006

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	S&P 500 Stock Composite Index — A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

C	Lipper Large-Cap Value Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 520 large-cap value funds.

D	Lehman Intermediate U.S. Government/Credit Bond Index — A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years.

E	Lipper Balanced Fund Index — An index comprised of the 30 largest funds in the Lipper universe of 796 balanced funds.

F	Lipper Financial Services Fund Index — An index comprised of the 10 largest funds in the Lipper universe of 131 financial services funds.

G	Russell 2000 Index — An unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

Semi-Annual Report to Shareholders  3

Expense Example

American Leading Companies Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class:
Actual	$1,000.00	$999.20	$9.20
Hypothetical (5% return before expenses)	1,000.00	1,015.87	9.27
Institutional Class:
Actual	$1,000.00	$1,004.60	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.06	4.05

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.84% and 0.80% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4  Semi-Annual Report to Shareholders

Performance Information

American Leading Companies Trust

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  5

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+5.50%	+5.50%
Five Years	+47.39%	+8.07%
Ten Years	+129.68%	+8.67%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+6.57%	+6.57%
Five Years	+55.25%	+9.20%
Life of Class*	+36.13%	+6.00%
* Inception date: June 14, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning May 31, 2001.

Semi-Annual Report to Shareholders  7

Portfolio Composition (As of September 30, 2006)B
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

J.P. Morgan Chase & Co.	4.5%
Altria Group, Inc.	3.9%
UnitedHealth Group Incorporated	3.9%
Tyco International Ltd.	3.6%
WellPoint Inc.	3.2%
Citigroup Inc.	3.0%
Sprint Nextel Corporation	2.9%
American International Group, Inc.	2.6%
Lloyds TSB Group plc	2.5%
Pulte Homes, Inc.	2.5%

BThe Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

8  Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceC

Strongest performers for the quarter ended September 30, 2006D

1.	Symantec Corporation	+36.9%
2.	The TJX Companies, Inc.	+23.0%
3.	Pfizer Inc.	+21.9%
4.	Lockheed Martin Corporation	+20.4%
5.	The DIRECTV Group, Inc.	+19.3%
6.	Microsoft Corporation	+17.8%
7.	Hewlett-Packard Company	+16.1%
8.	Morgan Stanley	+15.8%
9.	Merrill Lynch & Co., Inc.	+12.8%
10.	XL Capital Ltd.	+12.7%

Weakest performers for the quarter ended September 30, 2006D

1.	Yahoo! Inc.	–23.4%
2.	Newmont Mining Corporation	–19.1%
3.	United States Steel Corporation	–17.5%
4.	Amazon.com, Inc.	–17.0%
5.	Baker Hughes Incorporated	–16.5%
6.	Sprint Nextel Corporation	–14.1%
7.	Alcoa Inc.	–12.9%
8.	Boston Scientific Corporation	–12.2%
9.	Caterpillar Inc.	–11.3%
10.	Transocean Inc.	–8.8%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
None	Duke Energy Corporation
Eastman Kodak Company
Liberty Media Holding Corp – Interactive

C Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D Securities held for the entire quarter.

Semi-Annual Report to Shareholders  9

Portfolio of Investments

American Leading Companies Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.8%
Consumer Discretionary — 16.8%
Household Durables — 4.7%
Centex Corporation	300	$15,786
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	2,206
Pulte Homes, Inc.	600	19,116

		37,108

Internet and Catalog Retail — 4.6%
Amazon.com, Inc.	425	13,651	A
Expedia, Inc.	625	9,800	A
IAC/InterActiveCorp	425	12,223	A

		35,674

Media — 3.4%
The DIRECTV Group, Inc.	900	17,712	A
Time Warner Inc.	480	8,750

		26,462

Specialty Retail — 4.1%
The Home Depot, Inc.	400	14,508
The TJX Companies, Inc.	630	17,659

		32,167

Consumer Staples — 5.8%
Beverages — 1.0%
The Pepsi Bottling Group, Inc.	225	7,987

Food and Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	100	4,932

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,634

10  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Consumer Staples — Continued

Tobacco — 3.9%
Altria Group, Inc.	400	$30,620

Energy — 4.1%
Energy Equipment and Services — 0.9%
Baker Hughes Incorporated	36	2,455
Transocean Inc.	60	4,394	A

		6,849

Oil, Gas and Consumable Fuels — 3.2%
Anadarko Petroleum Corporation	134	5,873
Apache Corporation	97	6,131
Devon Energy Corporation	150	9,473
Exxon Mobil Corporation	30	2,013
Royal Dutch Shell PLC	24	1,586

		25,076

Financials — 23.4%
Capital Markets — 1.3%
Merrill Lynch & Co., Inc.	70	5,475
Morgan Stanley	70	5,104

		10,579

Commercial Banks — 2.5%
Lloyds TSB Group plc	1,950	19,691

Diversified Financial Services — 9.8%
Bank of America Corporation	343	18,396
Citigroup Inc.	465	23,097
J.P. Morgan Chase & Co.	752	35,314

		76,807

Insurance — 5.5%
American International Group, Inc.	300	19,878
The St. Paul Travelers Companies, Inc.	300	14,067
XL Capital Ltd.	127	8,711

		42,656

Semi-Annual Report to Shareholders  11

	Shares/Par	Value

Financials — Continued

Thrifts and Mortgage Finance — 4.3%
Countrywide Financial Corporation	450	$15,768
MGIC Investment Corporation	75	4,498
Washington Mutual, Inc.	300	13,041

		33,307

Health Care — 13.6%
Health Care Equipment and Supplies — 1.0%
Boston Scientific Corporation	550	8,134	A

Health Care Providers and Services — 9.1%
Health Net Inc.	370	16,102	A
UnitedHealth Group Incorporated	616	30,292
WellPoint Inc.	323	24,880	A

		71,274

Pharmaceuticals — 3.5%
Johnson & Johnson	180	11,689
Pfizer Inc.	540	15,315

		27,004

Industrials — 10.5%
Aerospace and Defense — 4.2%
General Dynamics Corporation	216	15,481
Lockheed Martin Corporation	200	17,212

		32,693

Industrial Conglomerates — 5.1%
General Electric Company	340	12,002
Tyco International Ltd.	1,000	27,990

		39,992

Machinery — 1.2%
Caterpillar Inc.	60	3,948
Deere & Company	60	5,034

		8,982

12  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Information Technology — 18.3%
Communications Equipment — 2.2%
Nokia Oyj – ADR	875	$17,229

Computers and Peripherals — 4.9%
Dell Inc.	550	12,562	A
Hewlett-Packard Company	350	12,841
International Business Machines Corporation	152	12,455

		37,858

Internet Software and Services — 3.1%
eBay Inc.	400	11,344	A
Yahoo! Inc.	510	12,893	A

		24,237

IT Services — 1.0%
Accenture Ltd.	250	7,928

Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	550	9,751
Intel Corporation	800	16,456
Texas Instruments Incorporated	200	6,650

		32,857

Software — 2.9%
Microsoft Corporation	405	11,069
Symantec Corporation	550	11,704	A

		22,773

Materials — 2.2%
Metals and Mining — 2.2%
Alcoa Inc.	100	2,804
Newmont Mining Corporation	115	4,916
United States Steel Corporation	160	9,229

		16,949

Semi-Annual Report to Shareholders  13

	Shares/Par	Value

Telecommunication Services — 4.1%
Wireless Telecommunication Services — 4.1%
ALLTEL Corporation	180	$9,990
Sprint Nextel Corporation	1,300	22,295

		32,285

Utilities — 1.0%
Multi-Utilities — 1.0%
Dominion Resources, Inc.	100	7,649

Total Common Stocks and Equity Interests (Identified Cost — $519,745)		779,393

Repurchase Agreements — 0.2%

Bank of America 5.32%, dated 9/29/06, to be repurchased at $639 on 10/2/06 (Collateral: $615 Federal Home Loan Bank bonds, 5.5%, due 7/15/36, value $655)	$639	639

Goldman Sachs Group, Inc. 5.29%, dated 9/29/06, to be repurchased at $639 on 10/2/06 (Collateral: $659 Fannie Mae bonds, 5.5%, due 4/1/36, value $656)	639	639

Total Repurchase Agreements (Identified Cost — $1,278)		1,278

Total Investments — 100.0% (Identified Cost — $521,023)		780,671
Other Assets Less Liabilities — N.M.		142

Net Assets —100.0%		$780,813

A Non-income producing.

ADR — American Depository Receipt.

N.M. — Not meaning

See notes to financial statements.

14  Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

American Leading Companies Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $519,745)		$779,393
Short-term securities at value (Identified Cost – $1,278)		1,278
Receivable for fund shares sold		684
Receivable for securities sold		1,576
Interest and dividends receivable		939
Foreign tax receivable		2
Other assets		7

Total assets		783,879
Liabilities:
Payable for fund shares repurchased	$1,937
Accrued management fee	448
Accrued distribution fee	614
Accrued expenses	67

Total liabilities		3,066

Net Assets		$780,813

Net assets consist of:
Accumulated paid-in capital applicable to:
31,121 Primary Class shares outstanding		$471,121
1,205 Institutional Class shares outstanding		22,069
Accumulated net investment loss		(950)
Undistributed net realized gain on investments		28,933
Unrealized appreciation of investments		259,640

Net Assets		$780,813

Net Asset Value Per Share:
Primary Class		$24.12

Institutional Class		$24.93

See notes to financial statements.

Semi-Annual Report to Shareholders  15

Statement of Operations

American Leading Companies Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$5,778	A
Interest	268

Total income			$6,046

Expenses:
Management fees	2,730
Distribution and service fees:
Primary Class	3,707
Audit and legal fees	24
Custodian fees	63
Directors’ fees and expenses	26
Registration fees	24
Reports to shareholders	101
Transfer agent and shareholder servicing expense:
Primary Class	260
Institutional Class	7
Other expenses	15

	6,957
Less: Compensating balance credits	—	B

Total expenses			6,957

Net Investment Loss			(911)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	29,075	C
Change in unrealized appreciation/(depreciation) of investments	(28,714)

Net Realized and Unrealized Gain on Investments			361

Change in Net Assets Resulting From Operations			$(550)

A Net of foreign taxes withheld of $6.

B Amount less than $1.

C See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

16  Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

American Leading Companies Trust
(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment income/(loss)	$(911)	$638
Net realized gain on investments	29,075	22,746
Change in unrealized appreciation/(depreciation) of investments	(28,714)	63,002

Change in net assets resulting from operations	(550)	86,386
Distributions to shareholders:
From net investment income:
Primary Class	(442)	—
Institutional Class	(122)	(91)
From net realized gain on investments:
Primary Class	(12,811)	—
Institutional Class	(671)	—
Change in net assets from Fund share transactions:
Primary Class	6,971	21,783
Institutional Class	(10,668)	15,623

Change in net assets	(18,293)	123,701
Net Assets:
Beginning of period	799,106	675,405

End of period	$780,813	$799,106

Under/(over) distributions of net investment income	$(950)	$525

See notes to financial statements.

Semi-Annual Report to Shareholders  17

Financial Highlights

American Leading Companies Trust

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005		2004		2003	2002

	(Unaudited)

Net asset value, beginning of period	$24.59		$21.85	$19.85		$14.54		$18.13	$18.28

Investment operations:
Net investment income/(loss)	(.03)		.01	—	A	.01		(.01)	(.08)
Net realized and unrealized gain/(loss) on investments	(.02)		2.73	2.01		5.30		(3.58)	(.07)

Total from investment operations	(.05)		2.74	2.01		5.31		(3.59)	(.15)

Distributions:
From net investment income	(.01)		—	(.01)		—	B	—	—
From net realized gain on investments	(.41)		—	—		—		—	—

Total distributions	(.42)		—	(.01)		—		—	—

Net asset value, end of period	$24.12		$24.59	$21.85		$19.85		$14.54	$18.13

Total return	(.08)%	C	12.54%	10.12%		36.54%		(19.80)%	(.82)%

Ratios to Average Net Assets:D
Total expenses	1.84%	E	1.86%	1.88%		1.90%		1.92%	1.93%
Expenses net of waivers, if any	1.84%	E	1.86%	1.88%		1.90%		1.92%	1.93%
Expenses net of all reductions	1.84%	E	1.86%	1.88%		1.90%		1.92%	1.93%
Net investment income/(loss)	(.28)%	E	.04%	(.01)%		.05%		(.05)%	(.47)%

Supplemental Data:
Portfolio turnover rate	10.9%	C	14.3%	19.4%		19.6%		19.0%	22.7%

Net assets, end of period (in thousands)	$750,779		$757,630	$654,019		$585,295		$410,331	$551,061

A $(.001) per share.

B $(.003) per share.

C Not annualized.

D	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E Annualized.

See notes to financial statements.

18  Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002F

	(Unaudited)
Net asset value, beginning of period	$25.33		$22.34	$20.28	$14.83	$18.27	$19.08

Investment operations:
Net investment income	.16		.22	.21	.20	.15	.09
Net realized and unrealized gain/(loss) on investments	(.07)		2.82	2.06	5.42	(3.59)	(.90)

Total from investment operations	.09		3.04	2.27	5.62	(3.44)	(.81)

Distributions:
From net investment income	(.08)		(.05)	(.21)	(.17)	—	—
From net realized gain on investments	(.41)		—	—	—	—	—

Total distributions	(.49)		(.05)	(.21)	(.17)	—	—

Net asset value, end of period	$24.93		$25.33	$22.34	$20.28	$14.83	$18.27

Total return	.46%	C	13.63%	11.21%	37.96%	(18.83)%	(4.25)%	C

Ratios to Average Net Assets:D
Total expenses	.80%	E	.84%	.90%	.85%	.87%	.87%	E
Expenses net of waivers, if any	.80%	E	.84%	.90%	.85%	.87%	.87%	E
Expenses net of all reductions	.80%	E	.84%	.90%	.85%	.87%	.87%	E
Net investment income	.75%	E	1.09%	.99%	1.14%	1.02%	.62%	E

Supplemental Data:
Portfolio turnover rate	10.9%	C	14.3%	19.4%	19.6%	19.0%	22.7%	C
Net assets, end of period (in thousands)	$30,034		$41,476	$21,386	$16,996	$8,729	$9,649

F For the period June 14, 2001 to March 31, 2002.

See notes to financial statements.

Semi-Annual Report to Shareholders  19

Expense Example

Balanced Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class
Actual	$1,000.00	$1,017.00	$9.35
Hypothetical (5% return before expenses)	1,000.00	1,015.79	9.35
Financial Intermediary Class
Actual	$1,000.00	$1,018.90	$6.83
Hypothetical (5% return before expenses)	1,000.00	1,018.30	6.83
Institutional Class
Actual	$1,000.00	$1,020.50	$5.57
Hypothetical (5% return before expenses)	1,000.00	1,019.55	5.57

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.85%, 1.35% and 1.10% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

20  Semi-Annual Report to Shareholders

Performance Information

Balanced Trust

The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary or Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  21

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+4.43%	+4.43%
Five Years	+25.86%	+4.71%
Life of Class*	+53.08%	+4.35%
* Inception date: October 1, 1996

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning September 30, 1996.

22  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+4.87%	+4.87%
Five Years	+28.91%	+5.21%
Life of Class*	+23.65%	+3.90%
* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders  23

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+4.96%	+4.96%
Five Years	+30.32%	+5.44%
Life of Class*	+25.21%	+4.14%
* Inception date: March 16, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

24  Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of September 30, 2006)C
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

United States Treasury Notes, 3.375% due 11/15/08	2.8%
Citigroup Inc.	2.3%
Fannie Mae	2.2%
Kansas City Southern	2.2%
Questar Corporation	2.2%
Target Corporation	2.1%
Praxair, Inc.	2.0%
EnCana Corp.	1.9%
United States Treasury Notes, 4.25% due 1/15/11	1.9%
Lincoln National Corporation	1.8%

C The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders  25

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2006E

1.	Microsoft Corporation	+17.8%
2.	Cisco Systems, Inc.	+17.7%
3.	Fannie Mae	+16.9%
4.	McDonald’s Corporation	+16.4%
5.	Target Corporation	+13.3%
6.	The Goldman Sachs Group, Inc.	+12.7%
7.	Abbott Laboratories	+12.1%
8.	Lincoln National Corporation	+10.7%
9.	SYSCO Corporation	+10.1%
10.	Praxair, Inc.	+10.0%

Weakest performers for the quarter ended September 30, 2006E

1.	Norfolk Southern Corporation	−16.9%
2.	Nabors Industries, Ltd.	−12.0%
3.	EnCana Corp.	−11.1%
4.	Rio Tinto plc – ADR	−8.9%
5.	Capital One Financial Corporation	−7.9%
6.	National-Oilwell Varco Inc.	−7.5%
7.	Lowe’s Companies, Inc.	−7.3%
8.	Dell Inc.	−6.6%
9.	BP plc – ADR	−5.0%
10.	Schlumberger Limited	−4.5%

D Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E Securities held for the entire quarter.

26  Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Freddie Mac, 4.625%, 5/28/13 Freddie Mac, 5.5%, 9/15/11 Illinois Tool Works Inc. United States Treasury Notes, 4.25%, 1/15/11 United States Treasury Notes, 4.50%, 11/15/15 United Technologies Corporation
Dover Corporation
Fannie Mae, 5.50%, 10/1/34
Government National Mortgage Association,
6.00%, 1/15/29
Government National Mortgage Association,
6.00%, 2/15/29
Government National Mortgage Association,
6.00%, 1/15/34
Government National Mortgage Association,
5.50%, 6/15/34
STERIS Corporation
United States Treasury Notes, 3.25%, 8/15/07
Wal-Mart Stores, Inc.

Semi-Annual Report to Shareholders  27

Portfolio of Investments

Balanced Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 65.6%
Consumer Discretionary — 6.9%
Hotels, Restaurants and Leisure — 1.5%
McDonald’s Corporation	20	$783

Media — 0.9%
The Walt Disney Company	15	476

Multi-Line Retail — 2.1%
Target Corporation	20	1,116

Office Equipment and Supplies — 1.2%
CANON Inc.	12	643

Specialty Retail — 1.2%
Lowe’s Companies, Inc.	22	617

Consumer Staples — 5.8%
Beverages — 1.8%
PepsiCo, Inc.	15	946

Food and Staples Retailing — 1.2%
SYSCO Corporation	19	622

Household Products — 1.7%
Kimberly-Clark Corporation	14	902

Personal Products — 1.1%
Avon Products, Inc.	19	580

28  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Energy — 9.4%
Energy Equipment and Services — 4.7%
Nabors Industries, Ltd.	29	$848	A
National-Oilwell Varco Inc.	13	767	A
Schlumberger Limited	14	856

		2,471

Oil, Gas & Consumable Fuels — 4.7%
BP plc – ADR	10	682
ChevronTexaco Corporation	12	791
EnCana Corp.	22	1,009

		2,482

Financials — 11.2%
Capital Markets — 1.6%
The Goldman Sachs Group, Inc.	5	846

Consumer Finance — 1.5%
Capital One Financial Corporation	10	786

Diversified Financial Services — 2.3%
Citigroup Inc.	24	1,197

Insurance — 1.8%
Lincoln National Corporation	15	956

Thrifts and Mortgage Finance — 4.0%
Fannie Mae	21	1,180
The PMI Group, Inc.	21	933

		2,113

Semi-Annual Report to Shareholders  29

	Shares/Par	Value

Health Care — 10.0%
Biotechnology — 4.1%
Amgen Inc.	11	$751	A
MedImmune, Inc.	24	698	A
Medtronic, Inc.	15	715

		2,164

Health Care Equipment and Supplies — 2.7%
Biomet, Inc.	21	683
DENTSPLY International Inc.	13	385
Kyphon Inc.	10	359	A

		1,427

Pharmaceuticals — 3.2%
Abbott Laboratories	12	563
Johnson & Johnson	10	643
Teva Pharmaceutical Industries Ltd. – ADR	14	491

		1,697

Industrials — 8.2%
Aerospace/Defense — 2.4%
L-3 Communications Holdings, Inc.	10	752
United Technologies Corporation	8	526

		1,278

Industrial Conglomerates — 1.4%
General Electric Company	21	734

Machinery — 1.0%
Illinois Tool Works Inc.	11	512

Road and Rail — 3.4%
Kansas City Southern	42	1,158	A
Norfolk Southern Corporation	14	621

		1,779

30  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Information Technology — 9.0%
Communications Equipment — 2.7%
Cisco Systems, Inc.	33	$750	A
Nokia Oyj – ADR	35	689

		1,439

Computers and Peripherals — 1.5%
Dell Inc.	34	777	A

Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	35	612
Intel Corporation	46	946

		1,558

Software — 1.8%
Microsoft Corporation	35	956

Materials — 3.0%
Chemicals — 2.0%
Praxair, Inc.	17	1,029

Metals and Mining — 1.0%
Rio Tinto plc – ADR	3	531

Utilities — 2.1%
Gas Utilities — 2.1%
Questar Corporation	14	1,137

Total Common Stocks and Equity Interests (Identified Cost — $27,249)		34,554

Semi-Annual Report to Shareholders  31

		Maturity	Shares/
	Rate	Date	Par	Value

Corporate Bonds and Notes — 13.5%
Aerospace and Defense — 0.9%
General Dynamics Corporation	4.500%	8/15/10	$500	$489

Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	489

Commercial Banks — 0.6%
Bank of America Corporation	5.125%	11/15/14	330	326

Computers and Peripherals — 0.7%
International Business Machines Corporation	3.800%	2/1/08	350	343

Diversified Financial Services — 1.5%
Citigroup Inc.	3.500%	2/1/08	350	342
First Data Corporation	3.375%	8/1/08	475	460

				802

Electric — 0.9%
General Electric Company	5.000%	2/1/13	450	445

Finance — 3.5%
American Express Credit Corporation	3.000%	5/16/08	575	556
Caterpillar Financial Services Corporation	4.300%	6/1/10	500	486

32  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Balanced Trust — Continued

		Maturity	Shares/
	Rate	Date	Par	Value

Finance — Continued

John Deere Capital Corporation	3.900%	1/15/08	$350	$344
SLM Corporation	6.440%	1/31/14	500	479	B

				1,865

Food and Staples Retailing — 2.7%
Kroger Company	6.750%	4/15/12	400	420
Safeway Inc.	4.800%	7/16/07	525	522
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	458

				1,400

Oil and Gas — 0.9%
Pacific Gas and Electric Company	4.200%	3/1/11	500	480

Pharmaceuticals — 0.9%
Abbott Laboratories	3.750%	3/15/11	500	472

Total Corporate Bonds and Notes (Identified Cost — $7,251)				7,111

U.S. Government and Agency Obligations — 18.5%
Fixed Rate Securities — 16.9%
Fannie Mae	3.250%	2/15/09	750	722
Fannie Mae	3.875%	2/15/10	250	242
Fannie Mae	4.625%	10/15/14	200	196
Federal Farm Credit Bank	3.750%	4/9/10	475	457
Freddie Mac	3.160%	5/7/07	500	494
Freddie Mac	3.625%	9/15/08	250	244
Freddie Mac	4.500%	11/15/12	350	342
Freddie Mac	4.625%	5/28/13	500	483
Freddie Mac	5.500%	9/15/11	800	820
United States Treasury Notes	3.375%	11/15/08	1,500	1,461
United States Treasury Notes	3.625%	7/15/09	900	877

Semi-Annual Report to Shareholders  33

		Maturity	Shares/
	Rate	Date	Par	Value

Fixed Rate Securities — Continued
United States Treasury Notes	4.000%	2/15/14	$550	$529
United States Treasury Notes	4.250%	10/15/10	300	296
United States Treasury Notes	4.250%	1/15/11	1,000	986
United States Treasury Notes	4.375%	11/15/08	500	497
United States Treasury Notes	4.500%	11/15/15	250	247

				8,893

Stripped Securities — 0.7%
United States Treasury STRIPS	0.000%	5/15/13	525	388	C

Treasury Inflation-Indexed Securities — 0.9%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	496	486	D

Total U.S. Government and Agency Obligations (Identified Cost — $9,892)				9,767

U.S. Government Agency Mortgage-Backed Securities — 1.8%
Fixed Rate Securities — 1.8%
Fannie Mae	5.000%	7/1/18 to
		1/1/36	823	800
Government National Mortgage Association	7.000%	2/15/28
		to 12/15/31	143	148

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost — $958)				948

34  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Repurchase Agreements — 0.7%
Bank of America
5.32%, dated 9/29/06, to be repurchased at $189 on 10/2/06 (Collateral: $195 Freddie Mac notes, 4.75%, due 1/19/16, value $193)	$189	$189

Goldman Sachs Group, Inc.
5.29%, dated 9/29/06, to be repurchased at $189 on 10/2/06 (Collateral: $195 Fannie Mae bonds, 5.5%, due 4/1/36, value $193)	189	189

Total Repurchase Agreements (Identified Cost — $378)		378

Total Investments — 100.1% (Identified Cost — $45,728)		52,758
Other Assets Less Liabilities — (0.1)%		(27)

Net Assets — 100.0%		$52,731

A Non-income producing.

B Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of September 30, 2006.

C STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

D Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

ADR — American Depository Receipt.

See notes to financial statements.

Semi-Annual Report to Shareholders  35

Statement of Assets and Liabilities

Balanced Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $45,350)		$52,380
Short-term securities at value (Identified Cost — $378)		378
Receivable for fund shares sold		31
Dividends and interest receivable		196

Total assets		52,985
Liabilities:
Payable for fund shares repurchased	$178
Accrued management fee	26
Accrued distribution fee	19
Accrued expenses	31

Total liabilities		254

Net Assets		$52,731

Net assets consist of:
Accumulated paid-in-capital applicable to:
3,378 Primary Class shares outstanding		$37,590
476 Financial Intermediary Class shares outstanding		(3,067)
910 Institutional Class shares outstanding		10,814
Undistributed net investment income		92
Undistributed net realized gain on investments		272
Unrealized appreciation of investments		7,030

Net Assets		$52,731

Net Asset Value Per Share:
Primary Class		$11.08

Financial Intermediary Class		$11.07

Institutional Class		$11.03

See notes to financial statements.

36  Semi-Annual Report to Shareholders

Statement of Operations

Balanced Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$220	A
Interest	462

Total income			$682
Expenses:
Management fees	203
Distribution and service fees:
Primary Class	144
Financial Intermediary Class	7
Audit and legal fees	21
Custodian fees	27
Directors’ fees and expenses	14
Registration fees	29
Reports to shareholders	27
Transfer agent and shareholder servicing expense:
Primary Class	28
Financial Intermediary Class	2
Institutional Class	1
Other expenses	14

	517
Less: Fees waived	(67)
Compensating balance credits	—	B

Total expenses, net of compensating balance credits and fee waivers			450

Net Investment Income			232

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	277
Change in unrealized appreciation/(depreciation) of investments	392

Net Realized and Unrealized Gain on Investments			669

Change in Net Assets Resulting From Operations			$901

ANet of foreign taxes withheld of $1.

BAmount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders  37

Statement of Changes in Net Assets

Balanced Trust
(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment income	$232	$492
Net realized gain on investments	277	4,044
Change in unrealized appreciation/(depreciation) of investments	392	488

Change in net assets resulting from operations	901	5,024
Distributions to shareholders:
From net investment income:
Primary Class	(241)	(248)
Financial Intermediary Class	(48)	(208)
Institutional Class	(106)	(44)
From net realized gain on investments:
Primary Class	(1,482)	(1,947)
Financial Intermediary Class	(227)	(772)
Institutional Class	(383)	(407)
Change in net assets from Fund share transactions:
Primary Class	(1,208)	1,257
Financial Intermediary Class	(958)	(15,757)
Institutional Class	329	9,331

Change in net assets	(3,423)	(3,771)
Net Assets:
Beginning of period	56,154	59,925

End of period	$52,731	$56,154

Undistributed net investment income	$92	$255

See notes to financial statements.

38  Semi-Annual Report to Shareholders

Financial Highlights

Balanced Trust

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$11.41		$11.15	$10.99	$9.36	$10.97	$11.64

Investment operations:
Net investment income	.04		.07	.08	.10	.13	.11
Net realized and unrealized gain/(loss) on investments	.13		.88	.37	1.66	(1.57)	.02

Total from investment operations	.17		.95	.45	1.76	(1.44)	.13

Distributions:
From net investment income	(.07)		(.08)	(.08)	(.13)	(.10)	(.11)
From net realized gain on investments	(.43)		(.61)	(.21)	—	(.07)	(.69)

Total distributions	(.50)		(.69)	(.29)	(.13)	(.17)	(.80)

Net asset value, end of period	$11.08		$11.41	$11.15	$10.99	$9.36	$10.97

Total return	1.70	%A	8.68%	4.02%	19.03%	(13.20)%	.89%
Ratios to Average Net Assets:B
Total expenses	2.13	%C	2.07%	2.02%	1.96%	2.03%	2.02%
Expenses net of waivers, if any	1.85	%C	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85	%C	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	.66	%C	.64%	.70%	.94%	1.37%	1.04%
Supplemental Data:
Portfolio turnover rate	17.5	%A	23.0%	42.4%	42.1%	29.5%	55.4%
Net assets, end of period (in thousands)	$37,416		$39,734	$37,602	$38,936	$32,914	$36,308

A Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
C Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders  39

Financial Intermediary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$11.40		$11.13	$11.00	$9.37	$10.96	$11.64

Investment operations:
Net investment income	.06		.11	.13	.15	.20	.17
Net realized and unrealized gain/(loss) on investments	.13		.89	.36	1.66	(1.58)	.01

Total from investment operations	.19		1.00	.49	1.81	(1.38)	.18

Distributions:
From net investment income	(.09)		(.12)	(.15)	(.18)	(.14)	(.17)
From net realized gain
on investments	(.43)		(.61)	(.21)	—	(.07)	(.69)

Total distributions	(.52)		(.73)	(.36)	(.18)	(.21)	(.86)

Net asset value, end of period	$11.07		$11.40	$11.13	$11.00	$9.37	$10.96

Total return	1.89	%A	9.24%	4.53%	19.52%	(12.72)%	1.35%

Ratios to Average Net Assets:B
Total expenses	1.56	%C	1.54%	1.47%	1.44%	1.46%	1.48%
Expenses net of waivers, if any	1.35	%C	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.35	%C	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income	1.16	%C	1.09%	1.21%	1.46%	1.88%	1.55%

Supplemental Data:
Portfolio turnover rate	17.5	%A	23.0%	42.4%	42.1%	29.5%	55.4%
Net assets, end of period (in thousands)	$5,273		$6,417	$21,695	$21,812	$20,182	$26,463

See notes to financial statements.

40  Semi-Annual Report to Shareholders

Financial Highlights — Continued

Balanced Trust — Continued

Institutional Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$11.37		$11.13	$11.01	$9.38	$10.98	$11.64

Investment operations:
Net investment income	.08		.19	.17	.17	.22	.19
Net realized and unrealized gain/(loss) on investments	.13		.81	.36	1.68	(1.59)	.03

Total from investment operations	.21		1.00	.53	1.85	(1.37)	.22

Distributions:
From net investment income	(.12)		(.15)	(.20)	(.22)	(.16)	(.19)
From net realized gain on investments	(.43)		(.61)	(.21)	—	(.07)	(.69)

Total distributions	(.55)		(.76)	(.41)	(.22)	(.23)	(.88)

Net asset value, end of period	$11.03		$11.37	$11.13	$11.01	$9.38	$10.98

Total return	2.05	%A	9.25%	4.86%	19.87%	(12.58)%	1.68%

Ratios to Average Net Assets:B
Total expenses	1.25	%C	1.22%	1.17%	1.12%	1.17%	1.21%
Expenses net of waivers, if any	1.10	%C	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10	%C	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.41	%C	1.45%	1.47%	1.68%	2.14%	1.79%

Supplemental Data:
Portfolio turnover rate	17.5	%A	23.0%	42.4%	42.1%	29.5%	55.4%
Net assets, end of period (in thousands)	$10,042		$10,003	$628	$499	$341	$391

See notes to financial statements.

Semi-Annual Report to Shareholders  41

Expense Example

Financial Services Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class:
Actual	$1,000.00	$1,031.70	$11.46
Hypothetical (5% return before expenses)	1,000.00	1,013.79	11.36
Financial Intermediary Class:
Actual	$1,000.00	$1,035.20	$7.65
Hypothetical (5% return before expenses)	1,000.00	1,017.55	7.59

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.25% and 1.50% for the Primary Class and Financial Intermediary Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

42  Semi-Annual Report to Shareholders

Performance Information

Financial Services Fund

The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index and the Lipper Financial Services Fund Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  43

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+12.43%	+12.43%
Five Year	+84.30%	+13.01%
Life of Class*	+103.09%	+9.42%
* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning November 30, 1998.

44  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary ClassB

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+13.31%	+13.31%
Five Years	+91.44%	+13.87%
Life of Class*	+115.56%	+10.25%
* Inception date: November 16, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B On July 31, 2004, Class A shares of the Fund were renamed Financial Intermediary Class shares. Class A shares were subject to a maximum initial sales charge of 4.75%. The Financial Intermediary Class does not have an initial sales charge. The returns shown do not reflect the imposition of an initial sales charge.
C Index returns are for periods beginning November 30, 1998.

Semi-Annual Report to Shareholders  45

Portfolio Composition (As of September 30, 2006)D
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

Glacier Bancorp, Inc.	3.2%
Texas Regional Bancshares, Inc.	3.2%
North Fork Bancorporation, Inc.	3.0%
Assurant, Inc.	2.8%
Philadelphia Consolidated Holding Corp.	2.7%
Fiserv, Inc.	2.6%
AmerUs Group Co.	2.5%
Cascade Bancorp	2.5%
RLI Corp.	2.4%
Brown & Brown, Inc.	2.4%

D The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

46  Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance E

Strongest performers for the quarter ended September 30, 2006F

1.	Cascade Bancorp	+31.9%
2.	Philadelphia Consolidated Holding Corp.	+30.9%
3.	Online Resources Corporation	+18.5%
4.	Glacier Bancorp, Inc.	+17.4%
5.	AmerUs Group Co.	+16.2%
6.	Hilb, Rogal and Hamilton Company	+14.8%
7.	J.P. Morgan Chase & Co.	+12.7%
8.	Bank of America Corporation	+12.6%
9.	American Safety Insurance Holdings, Ltd.	+10.9%
10.	Lincoln National Corporation	+10.7%

Weakest performers for the quarter ended September 30, 2006F

1.	CRM Holdings, Ltd.	-28.8%
2.	StanCorp Financial Group, Inc.	-12.3%
3.	Somerset Hills Bancorp	-7.3%
4.	AmericanWest Bancorporation	-6.1%
5.	Hanover Insurance Group Inc.	-6.0%
6.	Gateway Financial Holdings Inc.	-5.5%
7.	Citizens First Bancorp, Inc.	-4.3%
8.	North Fork Bancorporation, Inc.	-4.2%
9.	Financial Federal Corporation	-3.6%
10.	Commercial Bankshares Incorporated	-3.0%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Pacific Continental Corporation	Fidelity Bankshares, Inc. First Horizon National Corporation Harbor Florida Bancshares, Inc. Summit Bancshares, Inc. Summit Bank Corporation

E Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
F Securities held for the entire quarter.

Semi-Annual Report to Shareholders  47

Portfolio of Investments

Financial Services Fund
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 88.6%
Financials — 84.4%
Banks — 34.9%
Cascade Bancorp	45	$1,690
Cascade Financial Corporation	63	1,024
Commerce Bancshares, Inc.	30	1,517
Cullen/Frost Bankers, Inc.	20	1,156
First Financial Bankshares, Inc.	20	763
First State Bancorporation	45	1,169
Glacier Bancorp, Inc.	63	2,136
Greater Bay Bancorp	40	1,128
IBERIABANK Corporation	25	1,525
Marshall & Ilsley Corporation	18	861
Mercantile Bankshares Corporation	38	1,360
North Fork Bancorporation, Inc.	70	2,005
Northrim BanCorp Inc.	42	1,109
SunTrust Banks, Inc.	20	1,546
TCF Financial Corporation	50	1,315
Texas Regional Bancshares, Inc.	55	2,115
The Bank Holdings	6	117	A
Wainwright Bank & Trust Company	84	885

		23,421

Commercial Banks — 14.8%
AmericanWest Bancorporation	50	1,062
Bank of America Corporation	28	1,475
Commercial Bankshares Incorporated	20	713
Epic Bancorp	50	737
First Keystone Corporation	34	674
First Security Group Inc.	25	288
Gateway Financial Holdings Inc.	56	801
Leesport Financial Corporation	2	49
Pacific Continental Corporation	5	95
Riverview Bancorp, Inc.	101	1,368
Somerset Hills Bancorp	48	593
Sussex Bancorp	32	461
TD Banknorth, Inc.	25	708
Zions Bancorporation	12	951

		9,975

48  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Financial Services Fund — Continued

	Shares/Par	Value

Financials — Continued

Diversified Financial Services — 6.4%
Financial Federal Corporation	23	$603
Highbury Financial Inc.	150	1,095	A
J.P. Morgan Chase & Co.	28	1,314
SLM Corporation	25	1,299

		4,311

Insurance — 25.4%
American Safety Insurance Holdings, Ltd.	70	1,281	A
AmerUs Group Co.	25	1,700
Assurant, Inc.	35	1,869
Brown & Brown, Inc.	52	1,589
CRM Holdings, Ltd.	100	755	A
Hanover Insurance Group Inc.	22	982
Hilb, Rogal and Hamilton Company	30	1,280
Lincoln National Corporation	25	1,552
Old Republic International Corporation	69	1,523
Philadelphia Consolidated Holding Corp.	45	1,790	A
RLI Corp.	32	1,625
StanCorp Financial Group, Inc.	25	1,116

		17,062

Savings and Loan Companies — 2.9%
Citizens First Bancorp, Inc.	15	384
United Financial Corp.	29	611
Willow Grove Bancorp, Inc.	60	940

		1,935

Information Technology — 4.2%
Internet Software and Services — 1.6%
Online Resources Corporation	90	1,103	A

IT Services — 2.6%
Fiserv, Inc.	37	1,742	A

Total Common Stocks and Equity Interests (Identified Cost — $40,025)		59,549

Semi-Annual Report to Shareholders  49

	Shares/Par	Value

Repurchase Agreements — 11.6%
Bank of America 5.32%, dated 9/29/06, to be repurchased at $3,894 on 10/2/06 (Collateral: $3,865 Federal Home Loan Bank notes, 5.25%, due 9/13/13, value $3,974)	$3,892	$3,892

Goldman Sachs Group, Inc. 5.29%, dated 9/29/06, to be repurchased at $3,894 on 10/2/06 (Collateral: $4,008 Fannie Mae bonds, 5.5%, due 4/1/36, value $3,987)	3,892	3,892

Total Repurchase Agreements (Identified Cost — $7,784)		7,784

Total Investments — 100.2% (Identified Cost — $47,809)		67,333
Other Assets Less Liabilities — (0.2)%		(150)

Net Assets — 100.0%		$67,183

A Non-income producing.

See notes to financial statements.

50  Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Financial Services Fund
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $40,025)		$59,549
Short-term securities at value (Identified Cost — $7,784)		7,784
Receivable for fund shares sold		15
Dividends and interest receivable		44

Total assets		67,392
Liabilities:
Payable for fund shares repurchased	$89
Accrued management fee	49
Accrued distribution fee	45
Accrued expenses	26

Total liabilities		209

Net Assets		$67,183

Net assets consist of:
Accumulated paid-in-capital applicable to:
3,851 Primary Class shares outstanding		$38,323
582 Financial Intermediary Class shares outstanding		4,690
Accumulated net investment loss		(84)
Undistributed net realized gain on investments		4,730
Unrealized appreciation of investments		19,524

Net Assets		$67,183

Net Asset Value Per Share:
Primary Class		$15.00

Financial Intermediary Class		$16.19

See notes to financial statements.

Semi-Annual Report to Shareholders  51

Statement of Operations

Financial Services Fund
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends	$551
Interest	96

Total income			$647

Expenses:

Management fees	333
Distribution and service fees:
Primary Class	285
Financial Intermediary Class	12
Audit and legal fees	18
Custodian fees	22
Directors’ fees and expenses	14
Registration fees	16
Reports to shareholders	23
Transfer agent and shareholder servicing expense:
Primary Class	19
Financial Intermediary Class	1
Other expenses	22

	765
Less: Fees waived	(51)
Compensating balance credits	—	A

Total expenses, net of waivers			714

Net Investment Loss			(67)

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain on investments	4,738
Change in unrealized appreciation/(depreciation) of investments	(2,638)

Net Realized and Unrealized Gain on Investments			2,100

Change in Net Assets Resulting From Operations			$2,033

A Amount less than $1.

See notes to financial statements.

52  Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Financial Services Fund
(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment loss	$(67)	$(104)
Net realized gain on investments	4,738	8,887
Change in unrealized appreciation/(depreciation) of investments	(2,638)	2,106

Change in net assets resulting from operations	2,033	10,889
Distributions to shareholders:
From net realized gain on investments:
Primary Class	(2,728)	(5,235)
Financial Intermediary Class	(437)	(941)
Change in net assets from Fund share transactions:
Primary Class	(112)	(1,127)
Financial Intermediary Class	(635)	(1,808)

Change in net assets	(1,879)	1,778
Net Assets:
Beginning of period	69,062	67,284

End of period	$67,183	$69,062

Overdistributions of net investment income	$(84)	$(17)

See notes to financial statements.

Semi-Annual Report to Shareholders  53

Financial Highlights

Financial Services Fund

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$15.29		$14.32	$15.44	$11.20	$12.51	$11.02

Investment operations:
Net investment loss	(.02)		(.04)	(.07)	(.08)	(.08)	(.09)
Net realized and unrealized gain/(loss) on investments	.46		2.44	1.10	4.58	(1.23)	1.58

Total from investment operations	.44		2.40	1.03	4.50	(1.31)	1.49

Distributions:
From net realized gain on investments	(.73)		(1.43)	(2.15)	(.26)	—	—

Total distributions	(.73)		(1.43)	(2.15)	(.26)	—	—

Net asset value, end of period	$15.00		$15.29	$14.32	$15.44	$11.20	$12.51

Total return	3.17	%A	17.22%	6.89%	40.27%	(10.47)%	13.52%

Ratios to Average Net Assets:B
Total expenses	2.41	%C	2.36%	2.38%	2.35%	2.46%	2.44%
Expenses net of waivers, if any	2.25	%C	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.25	%C	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income	(.31)	%C	(.27)%	(.50)%	(.58)%	(.64)%	(.69)%

Supplemental Data:
Portfolio turnover rate	5.9	%A	24.8%	28.3%	29.6%	38.2%	28.9%
Net assets, end of period (in thousands)	$57,755		$58,859	$56,139	$57,398	$40,367	$45,473

A Not annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

C	Annualized

See notes to financial statements.

54  Semi-Annual Report to Shareholders

Financial Highlights — Continued
Financial Services Fund

Financial Intermediary Class (formerly Class A shares):

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004		2003		2002

	(Unaudited)

Net asset value, beginning of period	$16.39		$15.14	$16.10	$11.58		$12.84		$11.22

Investment operations:
Net investment income	.06		.11	.04	.03		.01		.02
Net realized and unrealized gain/(loss) on investments	.47		2.57	1.15	4.75		(1.27)		1.60

Total from investment operations	.53		2.68	1.19	4.78		(1.26)		1.62

Distributions:
From net realized gain on investments	(.73)		(1.43)	(2.15)	(.26)		—		—

Total distributions	(.73)		(1.43)	(2.15)	(.26)		—		—

Net asset value, end of period	$16.19		$16.39	$15.14	$16.10		$11.58		$12.84

Total return	3.52%	A	18.16%	7.65%	41.37%	D	(9.81)%	D	14.44%	D

Ratios to Average Net Assets:B
Total expenses	1.61%	C	1.58%	1.59%	1.55%		1.65%		1.64%
Expenses net of waivers, if any	1.50%	C	1.50%	1.50%	1.50%		1.50%		1.50%
Expenses net of all reductions	1.50%	C	1.50%	1.50%	1.50%		1.50%		1.50%
Net investment income	.44%	C	.47%	.24%	.17%		.12%		.07%

Supplemental Data:
Portfolio turnover rate	5.9%	A	24.8%	28.3%	29.6%		38.2%		28.9%
Net assets, end of period (in thousands)	$9,428		$10,203	$11,145	$11,793		$9,154		$9,960

D Excluding sales charge applicable to Class A shares. Sales charges were eliminated beginning July 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders  55

Expense Example

U.S. Small-Capitalization Value Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class
Actual	$1,000.00	$985.00	$9.95
Hypothetical (5% return before expenses)	1,000.00	1,015.04	10.10
Institutional Class
Actual	$1,000.00	$990.20	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.10	5.01

AThese calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.00% and 0.99% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

56  Semi-Annual Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  57

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+5.17%	+5.17%
Five Years	+101.19%	+15.01%
Life of Class*	+84.47%	+7.66%
* Inception date: June 15, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning May 31, 1998.

58  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+6.33%	+6.33%
Five Years	+112.35%	+16.25%
Life of Class*	+102.61%	+8.90%
* Inception date: June 19, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B Index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders  59

Portfolio Composition (As of September 30, 2006)C
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

IndyMac Bancorp, Inc.	1.7%
AmerUs Group Co.	1.6%
Odyssey Re Holdings Corp.	1.4%
The Commerce Group, Inc.	1.4%
Jack in the Box Inc.	1.2%
United Auto Group, Inc.	1.1%
SkyWest, Inc.	1.1%
Downey Financial Corp.	1.1%
WPS Resources Corporation	1.1%
WGL Holdings Inc.	1.1%

C The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

60  Semi-Annual Report to Shareholders

Performance InformationD — Continued

Selected Portfolio PerformanceE

Strongest performers for the quarter ended September 30, 2006F

1.	Ingles Markets, Incorporated	+56.7%
2.	Gold Kist Inc.	+55.9%
3.	Summa Industries	+50.9%
4.	Key Tronic Corporation	+50.1%
5.	The Talbots, Inc.	+48.6%
6.	TESSCO Technologies Incorporated	+46.9%
7.	Featherlite, Inc.	+43.4%
8.	PETCO Animal Supplies, Inc.	+40.1%
9.	Covansys Corporation	+36.4%
10.	Meadowbrook Insurance Group, Inc.	+35.3%

Weakest performers for the quarter ended September 30, 2006F

1.	Journal Register Company	–36.6%
2.	Wilsons The Leather Experts Inc.	–35.5%
3.	Spectrum Brands, Inc.	–34.7%
4.	Franklin Electronic Publishers	–33.6%
5.	Mexco Energy Corporation	–33.2%
6.	OmniVision Technologies, Inc.	–32.4%
7.	Aftermarket Technology Corp.	–28.5%
8.	Taylor Capital Group, Inc.	–27.4%
9.	Dynamics Research Corporation	–26.7%
10.	Levitt Corporation	–26.4%

D Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.
E Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
F Securities held for the entire quarter.

Semi-Annual Report to Shareholders  61

Portfolio of Investments

U.S. Small-Capitalization Value Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.3%
Auto and Transportation — 8.6%
ABX Air, Inc.	56	$316	A
Accuride Corporation	24	264	A
Aftermarket Technology Corp.	36	645	A
American Axle & Manufacturing Holdings, Inc.	74	1,235
ArvinMeritor, Inc.	118	1,682
Asbury Automotive Group Inc.	48	989
Bandag, Incorporated	15	624
Bandag, Incorporated – Class A	12	403
Bristow Group, Inc.	17	598	A
Commercial Vehicle Group, Inc.	22	431	A
Con-way Inc.	7	323
Dorman Products, Inc.	11	115	A
ExpressJet Holdings, Inc.	91	599	A
Featherlite, Inc.	11	72	A
GulfMark Offshore, Inc.	13	427	A
Mesa Air Group Inc.	61	469	A
Modine Manufacturing Company	24	581
Navistar International Corporation	60	1,544	A
Polaris Industries Inc.	24	1,000
RailAmerica, Inc.	28	309	A
Republic Airways Holdings Inc.	45	691	A
SkyWest, Inc.	107	2,616
Supreme Industries, Inc.	14	94
Swift Transportation Co., Inc.	23	553	A
The Goodyear Tire & Rubber Company	65	947	A
TRW Automotive Holdings Corp.	35	847	A
Wabash National Corporation	33	448
Werner Enterprises, Inc.	21	397
YRC Worldwide, Inc.	33	1,222	A

		20,441

Consumer Discretionary — 22.0%
American Greetings Corporation	89	2,053
Bakers Footwear Group, Inc.	7	87	A

62  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued

Belo Corp.	20	$323
Big 5 Sporting Goods Corporation	24	550
BJ’s Wholesale Club, Inc.	65	1,905	A
Blyth, Inc.	54	1,321
Borders Group, Inc.	53	1,073
Brown Shoe Company, Inc.	13	450
Cadmus Communications Corporation	4	64
Career Education Corporation	11	250	A
CBRL Group, Inc.	28	1,116
CEC Entertainment Inc.	5	151	A
Charming Shoppes, Inc.	60	858	A
Chromcraft Revington, Inc.	10	101	A
Claire’s Stores, Inc.	14	400
Columbia Sportswear Company	20	1,133	A
Conn’s, Inc.	15	309	A
Convergys Corporation	30	626	A
CSS Industries, Inc.	18	523
EarthLink, Inc.	159	1,153	A
Elizabeth Arden, Inc.	9	152	A
Ethan Allen Interiors Inc.	46	1,591
Finlay Enterprises, Inc.	18	119	A
Flexsteel Industries, Inc.	5	62
Franklin Electronic Publishers	2	3	A
Frisch’s Restaurants, Inc.	6	142
Furniture Brands International, Inc.	82	1,563
Genesco Inc.	38	1,320	A
Global Imaging Systems, Inc.	1	27	A
Group 1 Automotive, Inc.	42	2,071
Handleman Company	34	254
Hartmarx Corporation	35	235	A
Hastings Entertainment, Inc.	19	129	A
Hooker Furniture Corporation	9	136
IKON Office Solutions, Inc.	54	724
InfoSpace, Inc.	19	354	A
Jack in the Box Inc.	54	2,813	A
JAKKS Pacific, Inc.	35	615	A

Semi-Annual Report to Shareholders  63

	Shares/Par	Value

Consumer Discretionary — Continued

Jos. A. Bank Clothiers, Inc.	4	$120	A
Journal Register Company	30	168
K-Swiss Inc.	23	679
Labor Ready, Inc.	20	315	A
Lakeland Industries, Inc.	4	44	A
Landry’s Restaurants, Inc.	7	214
Lenox Group, Inc.	12	71	A
Lithia Motors, Inc.	22	534
MarineMax, Inc.	14	344	A
Mity Enterprises, Inc.	5	89	A
New York & Company, Inc.	13	169	A
Pacific Sunwear of California, Inc.	52	787	A
Perry Ellis International, Inc.	9	287	A
PETCO Animal Supplies, Inc.	28	811	A
Pre-Paid Legal Services, Inc.	10	389
Rent-A-Center, Inc.	64	1,886	A
REX Stores Corporation	17	244	A
Rocky Brands, Inc	4	42	A
Ruby Tuesday, Inc.	6	166
Ryan’s Restaurant Group Inc.	27	422	A
Saga Communications, Inc.	4	32	A
Schiff Nutrition International, Inc.	11	75	A
Scholastic Corporation	5	140	A
Sonic Automotive, Inc.	51	1,175
Spectrum Brands, Inc.	55	464	A
Speedway Motorsports, Inc.	18	641
Stage Stores, Inc.	45	1,313
Stanley Furniture Company, Inc.	16	350
Steinway Musical Instruments, Inc.	1	25	A
Strattec Security Corporation	6	237	A
Tempur-Pedic International Inc.	90	1,540	A
The Buckle, Inc.	2	91
The Finish Line, Inc.	31	387
The Steak n Shake Company	6	108	A
The Talbots, Inc.	25	684
The Timberland Company	55	1,594	A

64  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued

The Yankee Candle Company, Inc.	26	$770
Tuesday Morning Corporation	46	633
Tupperware Corporation	79	1,543
UniFirst Corporation	7	206
United Auto Group, Inc.	114	2,677
United Stationers Inc.	4	177	A
Valassis Communications, Inc.	5	85	A
Vertrue Incorporated	15	606	A
Wilsons The Leather Experts Inc.	16	42	A
Zale Corporation	81	2,239	A

		52,371

Consumer Staples — 3.3%
Chiquita Brands International, Inc.	71	943
Del Monte Foods Company	207	2,162
Ingles Markets, Incorporated	9	243
M&F Worldwide Corp.	12	182	A
Maui Land & Pineapple Company, Inc.	4	110	A
Nash-Finch Company	14	332
Premium Standard Farms, Inc.	19	366
Ruddick Corporation	79	2,067
Smart & Final Inc.	2	36	A
The J. M. Smucker Company	6	288
Universal Corporation	31	1,121

		7,850

Energy — 2.5%
Alon USA Energy, Inc.	1	18
Brigham Exploration Company	48	327	A
Encore Acquisition Company	36	876	A
Energen Corporation	4	147
Energy Partners, Ltd.	13	330	A
Forest Oil Corporation	14	449	A
Mexco Energy Corporation	1	8	A
Pogo Producing Company	7	278
Stone Energy Corporation	46	1,878	A
The Houston Exploration Company	24	1,335	A

Semi-Annual Report to Shareholders  65

	Shares/Par	Value

Energy — Continued

The Meridian Resource Corporation	92	$282	A
The Oilgear Company	2	26	A

		5,954

Financials — 37.0%
21st Century Insurance Group	65	976
ACE Cash Express, Inc.	18	529	A
Advanta Corp.	15	499
Affirmative Insurance Holdings, Inc.	15	221
Alfa Corporation	58	1,005
American Equity Investment Life Holding Company	55	671
American National Bankshares Inc.	10	227
AmerUs Group Co.	54	3,700
Anchor BanCorp Wisconsin, Inc.	37	1,048
Argonaut Group, Inc.	28	884	A
Arrow Financial Corporation	11	276
Asset Acceptance Capital Corp.	40	642	A
BancFirst Corporation	13	600
BancorpSouth, Inc.	16	455
Bristol West Holdings Inc.	29	423
California First National Bancorp	7	100
Camden National Corporation	12	478
Chemical Financial Corporation	40	1,201
Chittenden Corporation	7	186
Citizens Banking Corporation	29	754
CNA Surety Corporation	45	899	A
Columbia Banking System, Inc.	24	765
Community Bank System, Inc.	31	678
Community Trust Bancorp, Inc.	25	932
Corus Bankshares, Inc.	72	1,619
Delphi Financial Group, Inc.	61	2,438
Deluxe Corporation	67	1,146
Dime Community Bancshares	13	197
Direct General Corporation	34	458
Donegal Group Inc. – Class A	7	149
Donegal Group Inc. – Class B	4	66

66  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued

Downey Financial Corp.	39	$2,595
Electro Rent Corporation	3	46	A
F.N.B. Corporation	60	991
FBL Financial Group, Inc.	47	1,586
First Bancorp	7	146
First Community Bancshares, Inc.	12	387
First Financial Corporation	0.2	6
First Financial Holdings, Inc.	19	647
First Financial Service Corporation	6	173
First M&F Corporation	11	198
First Mutual Bancshares, Inc.	6	162
First Place Financial Corp.	16	353
First United Corporation	8	175
Firstbank Corporation	1	27
FirstFed Financial Corp.	26	1,480	A
Flagstar Bancorp, Inc.	42	615
Flushing Financial Corporation	32	567
FNB Corp.	7	127
FNB Corporation	12	432
Franklin Bank Corporation	23	457	A
Fremont General Corporation	107	1,496
German American Bancorp	10	141
Great American Financial Resources, Inc.	39	810
Greater Bay Bancorp	13	378
Hanover Insurance Group Inc	23	1,035
Harleysville Group Inc.	19	647
Harleysville National Corporation	12	241
Harrington West Financial Group, Inc.	8	126
HMN Financial, Inc.	6	209
Horace Mann Educators Corporation	45	856
IBERIABANK Corporation	6	358
IndyMac Bancorp, Inc.	97	3,988
Infinity Property & Casualty Corporation	35	1,427
Integra Bank Corporation	5	119
International Bancshares Corporation	23	681
Interpool, Inc.	30	663

Semi-Annual Report to Shareholders  67

	Shares/Par	Value

Financials — Continued

Intersections Inc.	17	$158	A
ITLA Capital Corporation	7	392
John H. Harland Company	45	1,637
Lakeland Financial Corporation	11	263
LandAmerica Financial Group, Inc.	29	1,895
MAF Bancorp, Inc.	35	1,448
MainSource Financial Group, Inc.	16	265
Marlin Business Services Corp.	10	203	A
MBT Financial Corp.	2	34
Meadowbrook Insurance Group, Inc.	48	537	A
Merchants Bancshares, Inc.	4	99
National Western Life Insurance Company	4	897	A
NBT Bancorp Inc.	36	829
NCO Group, Inc.	0.1	2	A
North Central Bancshares, Inc.	2	93
North Valley Bancorp	11	198
Northrim BanCorp Inc.	9	225
Nymagic, Inc.	8	263
OceanFirst Financial Corp.	13	277
Odyssey Re Holdings Corp.	101	3,405
Ohio Casualty Corporation	55	1,427
Old Point Financial Corporation	2	46
Oriental Financial Group Inc.	26	305
PAB Bankshares, Inc.	14	272
Park National Corporation	2	210
Parkvale Financial Corporation	9	279
Penns Woods Bancorp, Inc.	5	179
Peoples Bancorp Inc.	18	518
PFF Bancorp, Inc.	23	859
Presidential Life Corporation	33	743
ProCentury Corp.	12	186
Provident Bankshares Corporation	24	896
Renasant Corporation	12	324
Republic Bancorp, Inc.	119	1,584
Republic First Bancorp, Inc.	13	176	A
S&T Bancorp, Inc.	8	260

68  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued

Safety Insurance Group, Inc.	27	$1,294
Sierra Bancorp	6	186
Simmons First National Corporation	8	244
Sky Financial Group, Inc.	6	142
Southwest Bancorp, Inc.	11	274
StanCorp Financial Group, Inc.	14	625
Stewart Information Services Corporation	29	991
Susquehanna Bancshares, Inc.	22	535
SWS Group, Inc.	8	189
Taylor Capital Group, Inc.	6	164
The Commerce Group, Inc.	113	3,402
The Midland Company	18	765
The Phoenix Companies, Inc.	19	270
Timberland Bancorp, Inc.	6	225
Triad Guaranty Inc.	20	1,021	A
TriCo Bancshares	14	335
Trustmark Corporation	63	1,990
Unico American Corporation	5	54	A
United Bankshares, Inc.	18	666
United Community Financial Corp.	32	396
United Fire & Casualty Company	15	457
United Rentals, Inc.	6	139	A
United Security Bancshares, Inc.	6	162
Univest Corporation of Pennsylvania	10	292
Washington Banking Company	6	106
Washington Federal, Inc.	41	912
Webster Financial Corporation	11	513
West Coast Bancorp	13	397
World Acceptance Corporation	23	990	A
WSFS Financial Corporation	4	249
Yadkin Valley Financial Corporation	6	96

		88,032

Health Care — 2.2%
Apria Healthcare Group Inc.	71	1,402	A
Atrion Corporation	2	139

Semi-Annual Report to Shareholders  69

	Shares/Par	Value

Health Care — Continued

Cantel Medical Corp.	17	$240	A
Kindred Healthcare, Inc.	50	1,490	A
LifePoint Hospitals, Inc.	21	735	A
Magellan Health Services, Inc.	20	856	A
National Home Health Care Corp.	11	112
National Medical Health Card Systems, Inc.	4	54	A
Nutraceutical International Corporation	7	101	A

		5,129

Materials — 6.6%
Ameron International Corporation	15	963
Barnes Group Inc.	19	341
Bluegreen Corporation	36	416	A
BlueLinx Holdings Inc.	27	252
Building Materials Holding Corporation	47	1,228
Cytec Industries Inc.	1	50
Ennis Business Forms, Inc.	17	357
Georgia Gulf Corporation	33	905
Gibraltar Industries Inc.	38	851
Gold Kist Inc.	9	193	A
GrafTech International Ltd.	90	527	A
Griffon Corporation	4	84	A
Hercules Incorporated	9	134	A
Key Tronic Corporation	11	62	A
Lennox International Inc.	41	932
Louisiana-Pacific Corporation	39	739
NN Inc.	18	210
Northwest Pipe Company	7	211	A
Olin Corporation	77	1,180
PolyOne Corporation	122	1,014	A
Silgan Holdings Inc.	30	1,127
Simpson Manufacturing Co., Inc.	7	195
The Timken Company	12	369
U.S. Concrete, Inc.	28	182	A
UAP Holding Corp.	9	190
Universal Forest Products, Inc.	17	853

70  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Materials — Continued

USEC Inc.	10	$98
Worthington Industries, Inc.	117	1,993

		15,656

Miscellaneous — 0.6%
FMC Corporation	18	1,121
Gehl Company	7	182	A
Hawkins, Inc.	4	57

		1,360

Producer Durables — 4.3%
AGCO Corporation	85	2,152	A
Astec Industries, Inc.	9	220	A
Beazer Homes USA, Inc.	5	191
Blount International, Inc.	1	7	A
Briggs & Stratton Corporation	67	1,838
Cohu, Inc.	25	447
Craftmade International, Inc.	9	149
Ducommun Incorporated	8	144	A
ElkCorp	26	709
Headwaters Incorporated	31	714	A
Kennametal Inc.	11	600
Kulicke and Soffa Industries, Inc.	41	365	A
Levitt Corporation	13	158
Photronics, Inc.	27	380	A
Plantronics, Inc.	34	601
Sigmatron International, Inc.	5	41	A
Standard Pacific Corp.	1	19
Standex International Corporation	21	580
Summa Industries	7	96
Technology Research Corporation	1	5
United Industrial Corporation	7	396
WCI Communities, Inc.	4	66	A
WesBanco, Inc.	15	427

		10,305

Semi-Annual Report to Shareholders  71

	Shares/Par	Value

Technology — 2.9%
ADDvantage Technologies Group, Inc.	0.4	$2	A
Agilysys, Inc.	15	204
Applix, Inc.	6	50	A
Bell Microproducts Inc.	30	156	A
Covansys Corporation	24	418	A
Dataram Corporation	11	51
Dynamics Research Corporation	12	122	A
Hutchinson Technology Incorporated	12	252	A
InterVideo Inc.	10	132	A
Journal Communications, Inc.	48	540
OmniVision Technologies, Inc.	38	547	A
PAR Technology Corporation	9	85	A
PortalPlayer Inc.	5	59	A
Sensient Technologies Corporation	78	1,519
SpectraLink Corporation	13	103
SYNNEX Corporation	38	879	A
TESSCO Technologies Incorporated	7	206	A
TSR, Inc.	7	29
United Online, Inc.	108	1,309
Westell Technologies, Inc.	73	153	A
Wireless Telecom Group, Inc.	40	90

		6,906

Utilities — 8.3%
Atmos Energy Corporation	37	1,065
Cleco Corporation	22	560
Commonwealth Telephone Enterprises, Inc.	23	965
Duquesne Light Holdings Inc.	12	240
Great Plains Energy Incorporated	73	2,261
Green Mountain Power Corporation	5	180
HickoryTech Corporation	14	95
Iowa Telecommunications Services Incorporated	33	659
New Jersey Resources Corporation	18	863
Nicor Inc.	3	111
North Pittsburgh Systems, Inc.	2	40
Northeast Utilities	8	195

72  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Utilities — Continued

Otter Tail Corporation	5	$135
Peoples Energy Corporation	22	874
Premiere Global Services, Inc.	63	545	A
Puget Energy, Inc.	79	1,798
South Jersey Industries, Inc.	26	781
The Laclede Group, Inc.	23	725
Vectren Corporation	44	1,184
Westar Energy, Inc.	63	1,486
WGL Holdings Inc.	80	2,517
WPS Resources Corporation	51	2,551

		19,830

Total Common Stocks and Equity Interests (Identified Cost — $194,278)		233,834

Repurchase Agreements — 1.6%
Bank of America 5.32%, dated 9/29/06, to be repurchased at $1,969 on 10/2/06 (Collateral: $2,025 Freddie Mac notes, 4.75%, due 1/19/16, value $2,014)	$1,968	1,968

Goldman Sachs Group, Inc. 5.29%, dated 9/29/06, to be repurchased at $1,969 on 10/2/06 (Collateral: $2,027 Fannie Mae bonds, 5.5%, due 4/1/36, value $2,017)	1,968	1,968

Total Repurchase Agreements (Identified Cost — $3,936)		3,936

Total Investments — 99.9% (Identified Cost — $198,214)		237,770
Other Assets Less Liabilities — 0.1%		195

Net Assets — 100.0%		$237,965

A Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders  73

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $194,278)		$233,834
Short-term securities at value (Identified Cost — $3,936)		3,936
Receivable for fund shares sold		146
Receivable for securities sold		770
Dividend and interest receivable		281

Total assets		238,967
Liabilities:
Payable for fund shares repurchased	$552
Payable for securities purchased	53
Accrued management fee	156
Accrued distribution fee	165
Accrued expenses	76

Total liabilities		1,002

Net Assets		$237,965

Net assets consist of:
Accumulated paid-in-capital applicable to:
15,050 Primary Class shares outstanding		$152,971
1,871 Institutional Class shares outstanding		26,001
Accumulated net investment loss		(75)
Undistributed net realized gain on investments		19,512
Unrealized appreciation of investments		39,556

Net Assets		$237,965

Net Asset Value Per Share:
Primary Class		$13.89

Institutional Class		$15.43

See notes to financial statements.

74  Semi-Annual Report to Shareholders

Statement of Operations

U.S. Small-Capitalization Value Trust
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$2,147
Interest	159

Total income		$2,306

Expenses:
Management fees	997
Distribution and service fees: Primary Class	1,094
Audit and legal fees	22
Custodian fees	46
Directors’ fees and expenses	26
Registration fees	18
Reports to shareholders	52
Transfer agent and shareholder servicing expense:
Primary Class	98
Institutional Class	8
Other expenses	39

	2,400
Less: Fees waived	(43)
Compensating balance credits	(1)

Total expenses, net of waivers		2,356

Net Investment Loss		(50)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	19,516
Change in unrealized appreciation/(depreciation) of investments	(23,700)

Net Realized and Unrealized Loss on Investments		(4,184)

Change in Net Assets Resulting From Operations		$(4,234)

See notes to financial statements.

Semi-Annual Report to Shareholders  75

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust
(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment loss	$(50)	$(771)
Net realized gain on investments	19,516	20,770
Change in unrealized appreciation/(depreciation) of investments	(23,700)	11,437

Change in net assets resulting from operations	(4,234)	31,436
Distributions to shareholders:
From net realized gain on investments:
Primary Class	(6,103)	(26,565)
Institutional Class	(856)	(2,504)
Change in net assets from Fund share transactions:
Primary Class	(13,087)	(11,723)
Institutional Class	(5,813)	20,346

Change in net assets	(30,093)	10,990
Net Assets:
Beginning of period	268,058	257,068

End of period	$237,965	$268,058

Overdistributions of net investment income	$(75)	$(25)

See notes to financial statements.

76  Semi-Annual Report to Shareholders

Financial Highlights

U.S. Small-Capitalization Value Trust

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$14.51		$14.43	$14.52	$ 8.93	$11.73	$ 9.05

Investment operations:
Net investment loss	(.01)		(.06)	(.05)	(.07)	(.06)	(.06)
Net realized and unrealized gain/(loss) on investments	(.22)		1.77	1.38	5.75	(2.74)	2.74

Total from investment operations	(.23)		1.71	1.33	5.68	(2.80)	2.68

Distributions:
From net realized gain on investments	(.39)		(1.63)	(1.42)	(.09)	—	—

Total distributions	(.39)		(1.63)	(1.42)	(.09)	—	—

Net asset value, end of period	$13.89		$14.51	$14.43	$14.52	$ 8.93	$11.73

Total return	(1.50)	%A	12.63%	9.67%	63.71%	(23.87)%	29.61%

Ratios to Average Net Assets:B
Total expenses	2.04	%C	2.01%	2.00%	2.05%	2.13%	2.24%
Expenses net of waivers, if any	2.00	%C	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00	%C	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income	(.17)	%C	(.40)%	(.39)%	(.61)%	(.52)%	(.82)%
Supplemental Data:
Portfolio turnover rate	16.3	%A	30.9%	46.7%	44.3%	61.0%	32.1%
Net assets, end of period (in thousands)	$209,105		$232,061	$242,719	$226,351	$144,447	$182,201

ANot annualized.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

CAnnualized.

See notes to financial statements.

Semi-Annual Report to Shareholders  77

Institutional Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$15.99		$15.59	$15.39	$ 9.36	$12.16	$ 9.30

Investment operations:
Net investment income/(loss)	.11		—D	.09	.05	.05	(.02)
Net realized and unrealized gain(loss) on investments	(.28)		2.03	1.53	6.07	(2.85)	2.88

Total from investment operations	(.17)		2.03	1.62	6.12	(2.80)	2.86

Distributions:
From net realized gain on investments	(.39)		(1.63)	(1.42)	(.09)	—	—

Total distributions	(.39)		(1.63)	(1.42)	(.09)	—	—

Net asset value, end of period	$15.43		$15.99	$15.59	$15.39	$9.36	$12.16

Total return	(.98)	%A	13.81%	11.06%	65.49%	(23.03)%	30.75%

Ratios to Average Net Assets:B
Total expenses	1.00	%C	.98%	.93%	.98%	1.05%	1.20%
Expenses net of waivers, if any	1.00	%C	.98%	.93%	.98%	1.00%	1.00%
Expenses net of all reductions	.99	%C	.98%	.93%	.98%	1.00%	1.00%
Net investment income	.83	%C	.66%	.69%	.41%	.50%	.18%

Supplemental Data:
Portfolio turnover rate	16.3	%A	30.9%	46.7%	44.3%	61.0%	32.1%
Net assets, end of period (in thousands)	$28,860		$35,997	$14,349	$10,351	$5,589	$5,529

D	$(.001) per share

See notes to financial statements.

78  Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:
The Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”), Balanced Trust (“Balanced Trust”), Financial Services Fund (“Financial Services”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies, Balanced Trust and Financial Services also offer an additional class of shares: Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. The Financial Intermediary Class of Financial Services was formerly known as Class A. Effective September 1, 2006, both classes of U.S. Small-Cap were closed to new investors. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Each Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would

Semi-Annual Report to Shareholders  79

have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2006, there were no fair valued securities for any of the Funds.

Security Transactions
Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
For the six months ended September 30, 2006, investment transactions (excluding short-term investments and U.S. government securities) were:

	Purchases	Proceeds From Sales

American Leading Companies	$84,461	$89,755
Balanced Trust	6,040	5,896
Financial Services	3,681	13,161
U.S. Small-Cap	40,397	54,926

Transactions in U.S. government securities for Balanced Trust were purchases of $3,294 and proceeds from sales of $5,677. There were no transactions in U.S. government securities for the other Funds.

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its

80  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Investors Trust, Inc. — Continued

right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Compensating Balance Credits
The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture
American Leading Companies has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2006, no commissions were recaptured by the Fund.

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, Financial Services and U.S. Small-Cap, and quarterly for Balanced Trust. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements.

Other
In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from

Semi-Annual Report to Shareholders  81

net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.
The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. There were no unused capital loss carryforwards for federal income tax purposes at March 31, 2006, for any of the funds.

3. Transactions With Affiliates:
American Leading Companies has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

Balanced Trust, Financial Services and U.S. Small-Cap have management agreements with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund’s average daily net assets.
The following chart summarizes the management fees for each of the Funds:

			Six Months Ended
			September 30,
			2006
	Management		Management Fee
Fund	Fee	Asset Breakpoint	Waived

American Leading Companies	0.70%	up to $2 billion	$—
	0.65%	in excess of $2 billion
Balanced Trust	0.75%	all asset levels	39
Financial Services	1.00%	up to $100 million
	0.75%	$100 million – $1 billion	35
	0.65%	in excess of $1 billion
U.S. Small-Cap	0.85%	up to $100 million
	0.75%	$100 million – $1 billion	—
	0.65%	in excess of $1 billion

82  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Investors Trust, Inc. — Continued

LMCM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1, 2007.
The following chart summarizes the expense limitations for each of the Funds:

		Financial
	Primary Class	Intermediary Class	Institutional Class
Fund	Expense Limitation	Expense Limitation	Expense Limitation

American Leading Companies	1.95%	N/A	0.95%
Balanced Trust	1.85%	1.35%	1.10%
Financial Services	2.25%	1.50%	N/A
U.S. Small-Cap	2.00%	N/A	1.00%

Barrett Associates, Inc. (“Barrett”), serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.
Bartlett & Co. (“Bartlett”) serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66 2/3% of the fee received by LMFA.
Brandywine Global Investment Management, LLC (“Brandywine”) serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA. Prior to May 1, 2006, Brandywine Global Investment Management, LLC was known as Brandywine Asset Management, LLC.

N/A — Not applicable.

Semi-Annual Report to Shareholders  83

Legg Mason Investor Services, LLC (“LMIS”), serves as the Funds’ distributor. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s (and with respect to Financial Services and Balanced Trust, Financial Intermediary Class’s) average daily net assets, computed daily and payable monthly as follows:

			Six Months Ended
			September 30,
			2006
			Distribution and
	Distribution	Service	Service Fees
Fund	Fee	Fee	Voluntarily Waived

American Leading Companies
Primary Class	0.75%	0.25%	$—
Balanced Trust
Primary Class	0.50%	0.25%	26
Financial Intermediary Class	N/A	0.25%	2
Financial Services
Primary Class	0.75%	0.25%	16
Financial Intermediary Class	N/A	0.25%	—
U.S. Small-Cap
Primary Class	0.75%	0.25%	43

LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMCM. For LMFA’s services to American Leading Companies, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts during the six months ended September 30, 2006: American Leading Companies, $64; Balanced Trust, $7; Financial Services, $66; and U.S. Small-Cap, $21.
LMCM, LMFA, Barrett, Bartlett, Brandywine, LMIS, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.
Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Line of Credit:
The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments

84  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Investors Trust, Inc. — Continued

related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds made no borrowings under the Credit Agreement during the six months ended September 30, 2006.

5. Fund Share Transactions:
At September 30, 2006, there were 250,000, 375,000, 125,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At September 30, 2006, there were 100,000, 125,000, 225,000 and 100,000 shares authorized at $.001 par value for the Financial Intermediary classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At September 30, 2006, there were 250,000, 125,000, 125,000 and 50,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. Share transactions are detailed below:

	American Leading Companies Trust
	Primary Class		Institutional Class
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/06	3/31/06	9/30/06	3/31/06

Shares:
Sold	2,141	5,760	205	1,352
Reinvestment of Distributions	562	—	33	4
Repurchased	(2,392)	(4,883)	(670)	(676)

Net Change	311	877	(432)	680

Amount:
Sold	$50,935	$135,444	$4,995	$32,073
Reinvestment of Distributions	12,821	—	780	91
Repurchased	(56,785)	(113,661)	(16,443)	(16,541)

Net Change	$6,971	$21,783	$(10,668)	$15,623

Semi-Annual Report to Shareholders  85

	Balanced Trust
			Financial
	Primary Class		Intermediary Class		Institutional Class
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/06	3/31/06	9/30/06	3/31/06	9/30/06	3/31/06

Shares:
Sold	322	1,048	20	116	30	1,327
Reinvestment of Distributions	156	190	15	85	46	40
Repurchased	(582)	(1,129)	(122)	(1,587)	(46)	(543)

Net Change	(104)	109	(87)	(1,386)	30	824

Amount:
Sold	$3,579	$11,918	$217	$1,313	$337	$15,040
Reinvestment of Distributions	1,670	2,139	168	957	488	451
Repurchased	(6,457)	(12,800)	(1,343)	(18,027)	(496)	(6,160)

Net Change	$(1,208)	$1,257	$(958)	$(15,757)	$329	$9,331

	Financial Services Fund
			Financial
	Primary Class		Intermediary Class
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/06	3/31/06	9/30/06	3/31/06

Shares:
Sold	160	283	8	24
Reinvestment of Distributions	189	346	5	20
Repurchased	(347)	(701)	(54)	(157)

Net Change	2	(72)	(41)	(113)

Amount:
Sold	$2,374	$4,208	$141	$370
Reinvestment of Distributions	2,660	5,094	77	312
Repurchased	(5,146)	(10,429)	(853)	(2,490)

Net Change	$(112)	$(1,127)	$(635)	$(1,808)

86  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Investors Trust, Inc. — Continued

	U.S. Small-Cap Value Trust
	Primary Class		Institutional Class
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/06	3/31/06	9/30/06	3/31/06

Shares:
Sold	721	1,984	247	2,081
Reinvestment of Distributions	446	1,848	58	165
Repurchased	(2,110)	(4,656)	(686)	(914)

Net Change	(943)	(824)	(381)	1,332

Amount:
Sold	$10,111	$28,071	$3,801	$31,880
Reinvestment of Distributions	5,947	25,913	856	2,504
Repurchased	(29,145)	(65,707)	(10,470)	(14,038)

Net Change	$(13,087)	$(11,723)	$(5,813)	$20,346

6. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

Semi-Annual Report to Shareholders  87

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

88  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Investors Trust, Inc. — Continued

Subsequent Events

1.	Shareholder Meeting
A Special Meeting of Shareholders was held on November 20, 2006, to approve an Agreement and Plan of Reorganization (“Reorganization”) of Legg Mason Investors Trust, Inc. with respect to its series Legg Mason Balanced Trust (“Fund”) whereby the Fund would transfer all of its assets and liabilities to Legg Mason Partners Capital and Income Fund, a series of Legg Mason Partners Income Funds. The Reorganization was approved by Fund shareholders. It is anticipated that the Reorganization will be effected by March 31, 2007.

Shareholder Meeting Results (share amounts are not in thousands):

Affirmative	2,669,662.964	shares	54.80%
Against	78,211.073	shares	1.61%
Abstain	53,554.331	shares	1.10%

2.	Reorganization

The Board of Directors of Legg Mason Investors Trust, Inc. approved subject to shareholder approval, an Agreement and Plan of Reorganization (“Reorganization”) with respect to its series Legg Mason Financial Services Fund (“Fund”) whereby the Fund would transfer all of its assets and liabilities to Legg Mason Partners Financial Services Fund, a series of Legg Mason Partners Sector Series, Inc. A special meeting of shareholders is scheduled for December 20, 2006, and, if approved by shareholders, it is anticipated that the proposed Reorganization will be effected by March 31, 2007.

Fund Information  89

Investment Managers

For American Leading Companies Trust:

Legg Mason Capital Management, Inc.
Baltimore, MD

For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Advisers

For American Leading Companies Trust:

Legg Mason Capital Management, Inc.
Baltimore, MD

For Balanced Trust:

Bartlett & Co.
Cincinnati, OH

For Financial Services Fund:

Barrett Associates, Inc.
New York, NY

For U.S. Small-Cap Value Trust:

Brandywine Global Investment Management, LLC
Philadelphia, PA

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

    About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#Results.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about each Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services-Institutional For FI and I Class Shareholders c/o BFDS, P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. Subsidiary

LMF-013 (9/06)

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Investors Trust, Inc.

Date:	November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Investors Trust, Inc.

Date:	November 21, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.

Date:	November 20, 2006